UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2015

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of August 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (64.0%)
Consumer Discretionary (4.4%)
Comcast Corp. Class A	23,862,156	1,344,155
Ford Motor Co.	49,875,770	691,777
Lowe's Cos. Inc.	9,811,070	678,632
Twenty-First Century Fox Inc. Class A	22,697,741	621,691
Hilton Worldwide Holdings Inc.	17,500,284	434,532
Las Vegas Sands Corp.	761,273	35,194
		3,805,981
Consumer Staples (5.9%)
CVS Health Corp.	12,042,860	1,233,189
Coca-Cola Co.	15,544,750	611,220
Philip Morris International Inc.	6,964,240	555,746
Mondelez International Inc. Class A	11,821,490	500,758
Wal-Mart Stores Inc.	7,251,720	469,404
Walgreens Boots Alliance Inc.	5,398,160	467,211
PepsiCo Inc.	4,924,860	457,667
Colgate-Palmolive Co.	6,053,850	380,242
Diageo plc	13,773,861	365,926
Diageo plc ADR	294,100	31,284
		5,072,647
Energy (5.4%)
Chevron Corp.	15,203,500	1,231,332
Exxon Mobil Corp.	14,343,734	1,079,223
Anadarko Petroleum Corp.	7,326,990	524,466
TOTAL SA	10,879,083	494,950
EOG Resources Inc.	4,847,560	379,612
Hess Corp.	6,026,040	358,248
Schlumberger Ltd.	2,729,353	211,170
BG Group plc	11,928,638	180,474
Marathon Oil Corp.	9,776,130	169,029
		4,628,504
Financials (14.8%)
Wells Fargo & Co.	39,759,697	2,120,385
JPMorgan Chase & Co.	21,826,696	1,399,091
ACE Ltd.	10,828,140	1,106,203
Prudential Financial Inc.	12,710,780	1,025,760
PNC Financial Services Group Inc.	9,751,100	888,520
BlackRock Inc.	2,414,620	730,350
Bank of America Corp.	40,270,720	658,024
Citigroup Inc.	11,732,720	627,466
MetLife Inc.	10,670,434	534,589
Marsh & McLennan Cos. Inc.	8,121,080	436,346
Mitsubishi UFJ Financial Group Inc.	64,052,600	421,068
Northern Trust Corp.	5,395,274	376,806
Bank of Nova Scotia	7,986,660	364,511
US Bancorp	8,588,710	363,732
UBS Group AG	17,293,702	357,807
Hartford Financial Services Group Inc.	6,387,902	293,524
American Tower Corporation	3,044,337	280,657

American International Group Inc.	4,591,050	277,024
BNP Paribas SA	2,813,618	176,381
Standard Chartered plc	14,899,603	172,897
AvalonBay Communities Inc.	838,310	138,371
		12,749,512
Health Care (12.0%)
Merck & Co. Inc.	29,076,382	1,565,763
Bristol-Myers Squibb Co.	16,746,125	995,892
Pfizer Inc.	30,567,060	984,871
Eli Lilly & Co.	11,021,540	907,624
Johnson & Johnson	9,652,316	907,125
Medtronic plc	12,013,790	868,477
AstraZeneca plc ADR	26,613,236	832,462
Cardinal Health Inc.	9,533,920	784,355
UnitedHealth Group Inc.	6,021,190	696,652
Roche Holding AG	1,297,363	351,945
Novartis AG	3,276,620	320,270
Baxter International Inc.	7,398,960	284,490
AmerisourceBergen Corp. Class A	2,436,320	243,729
Gilead Sciences Inc.	2,238,526	235,202
* Celgene Corp.	1,558,940	184,080
Takeda Pharmaceutical Co. Ltd.	3,061,400	150,184
		10,313,121
Industrials (7.3%)
United Parcel Service Inc. Class B	9,703,433	947,540
Honeywell International Inc.	7,596,510	754,106
General Electric Co.	27,704,260	687,620
Lockheed Martin Corp.	2,814,020	566,124
FedEx Corp.	3,417,230	514,669
CSX Corp.	16,847,970	461,297
United Technologies Corp.	5,002,247	458,256
Caterpillar Inc.	5,367,869	410,320
Eaton Corp. plc	6,952,060	396,685
Raytheon Co.	3,860,928	395,977
Schneider Electric SE	4,497,335	282,742
Canadian National Railway Co.	4,514,696	250,475
ABB Ltd. ADR	7,640,566	147,539
		6,273,350
Information Technology (9.1%)
Microsoft Corp.	37,352,190	1,625,567
* Google Inc. Class A	1,820,830	1,179,570
Apple Inc.	9,985,985	1,126,020
Intel Corp.	38,611,600	1,101,975
Cisco Systems Inc.	33,490,740	866,740
Accenture plc Class A	7,698,340	725,723
Oracle Corp.	12,614,080	467,856
Texas Instruments Inc.	8,932,892	427,350
QUALCOMM Inc.	4,952,660	280,221
		7,801,022
Materials (1.1%)
International Paper Co.	10,838,490	467,572
Praxair Inc.	3,986,280	421,549
BHP Billiton plc	3,954,274	67,887
		957,008

Telecommunication Services (1.7%)
	Verizon Communications Inc.			30,630,890	1,409,327

Utilities (2.3%)
	NextEra Energy Inc.			7,113,650	700,054
	Dominion Resources Inc.			8,667,320	604,546
	Exelon Corp.			12,615,024	388,038
	Duke Energy Corp.			4,381,710	310,707
					2,003,345
Total Common Stocks (Cost $40,324,279)					55,013,817
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.5%)
U.S. Government Securities (6.1%)
1	United States Treasury Note/Bond	1.500%	6/30/16	4,905	4,951
	United States Treasury Note/Bond	0.500%	7/31/16	169,000	169,159
	United States Treasury Note/Bond	0.625%	12/31/16	380,030	380,387
	United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,213
	United States Treasury Note/Bond	0.500%	2/28/17	24,500	24,462
	United States Treasury Note/Bond	0.625%	7/31/17	368,000	367,426
	United States Treasury Note/Bond	1.000%	9/15/17	500,000	502,265
	United States Treasury Note/Bond	1.000%	5/31/18	220,000	219,864
	United States Treasury Note/Bond	1.375%	9/30/18	953,900	961,054
	United States Treasury Note/Bond	2.750%	2/15/19	30,350	31,891
	United States Treasury Note/Bond	1.750%	9/30/19	950,000	962,768
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	61,728
	United States Treasury Note/Bond	1.625%	6/30/20	106,000	106,415
	United States Treasury Note/Bond	2.000%	2/15/25	415,000	407,285
	United States Treasury Note/Bond	2.875%	5/15/43	539,097	528,822
	United States Treasury Note/Bond	3.625%	2/15/44	60,000	67,837
	United States Treasury Note/Bond	3.375%	5/15/44	241,000	260,205
	United States Treasury Note/Bond	3.125%	8/15/44	46,730	48,132
	United States Treasury Note/Bond	2.500%	2/15/45	69,000	62,477
					5,179,341
Conventional Mortgage-Backed Securities (1.2%)
[2,3] Fannie Mae Pool		2.500%	7/1/27–1/1/29	8,959	9,109
[2,3] Fannie Mae Pool		3.500%	11/1/25–9/1/45	515,000	534,313
[2,3] Fannie Mae Pool		4.500%	6/1/28–9/1/45	378,292	412,100
[2,3] Freddie Mac Gold Pool		3.000%	5/1/22–8/1/29	47	49
[2,3] Freddie Mac Gold Pool		4.500%	6/1/23–9/1/45	99,962	109,266
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	3,598	4,213
2	Ginnie Mae I Pool	8.000%	6/15/17	10	11
					1,069,061
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae REMICS		3.500%	4/25/31	9,730	10,151
[2,3] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	20,138
[2,3] Freddie Mac REMICS		3.500%	3/15/31	5,760	6,012
[2,3] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	118,168
					154,469
Total U.S. Government and Agency Obligations (Cost $6,276,401)					6,402,871
Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
2	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	105,755	105,944
2	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	145,385	145,764
4	American Tower Trust I	1.551%	3/15/18	14,885	14,771
4	American Tower Trust I	3.070%	3/15/23	43,000	42,367

2	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	11,557	11,813
[2,4,5]Apidos CDO		1.789%	4/17/26	50,405	50,190
[2,4,5]ARES CLO Ltd.		1.808%	4/17/26	49,360	49,435
[2,4,5]Atlas Senior Loan Fund Ltd.		1.829%	10/15/26	13,245	13,199
[2,4,5]Atlas Senior Loan Fund V Ltd.		1.838%	7/16/26	12,135	12,099
[2,4]	Avis Budget Rental Car Funding AESOP
	LLC 2010-5A	3.150%	3/20/17	12,000	12,087
[2,4,5]Babson CLO Ltd.		1.777%	7/20/25	5,660	5,662
2	Banc of America Commercial Mortgage Trust
	2006-2	5.925%	5/10/45	12,309	12,458
2	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	18,107	18,481
2	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	20,102	20,668
[2,4,5]CECLO 2013-20A 144A		1.775%	1/25/26	40,000	39,811
[2,4,5]Cent CLO		1.785%	7/27/26	24,430	24,410
[2,4,5]Cent CLO 22 Ltd.		1.791%	11/7/26	37,150	36,940
[2,4,5]CIFC Funding Ltd.		1.787%	4/18/25	47,325	47,359
2	COMM 2006-C7 Mortgage Trust	5.926%	6/10/46	15,033	15,325
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,498
2	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	11,510	11,765
[2,4,5]Dryden Senior Loan Fund		1.637%	4/18/26	46,650	46,309
[2,4]	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	5,457	5,463
[2,4]	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	12,600	12,592
2	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	30,861	31,210
[2,4]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	45,820	45,645
[2,4,5]ING Investment Management Co.		1.787%	4/18/26	46,560	46,594
2	LB-UBS Commercial Mortgage Trust 2006-
	C4	6.028%	6/15/38	9,443	9,615
[2,5]	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.321%	4/15/41	27,324	29,635
[2,4,5]Limerock CLO		1.787%	4/18/26	53,500	53,271
[2,4,5]Madison Park Funding XII Ltd.		1.737%	1/19/25	31,070	31,036
[2,4,5]Madison Park Funding XIII Ltd.		1.787%	7/20/26	37,385	37,414
2	Merrill Lynch Mortgage Trust 2006-C1	5.865%	5/12/39	25,972	26,367
[2,4]	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	8,570	8,766
[2,4,5]OZLM VI Ltd.		1.838%	4/17/26	38,280	38,382
2	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	19,690	19,849
2	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	12,545	12,653
4	SBA Tower Trust	2.898%	10/15/19	46,310	46,522
[2,4,5]Seneca Park CLO Ltd.		1.769%	7/17/26	27,340	27,339
[2,4,5]SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/35	27,300	26,519
[2,4,5]Shackleton CLO Ltd.		1.769%	7/17/26	26,765	26,764
[2,4]	Springleaf Funding Trust	2.410%	12/15/22	45,080	44,965
[2,4]	Springleaf Funding Trust	3.160%	11/15/24	53,215	54,008
[2,4]	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,664
[2,4]	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	8,330	8,218
[2,4,5]SYMP 14-14AA2 144A		1.766%	7/14/26	46,405	46,158
[2,4,5]Thacher Park CLO 2014-1		1.757%	10/20/26	19,915	19,906
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,027
[2,4,5]Voya CLO 2014-2 Ltd.		1.739%	7/17/26	7,275	7,266

[2,4] Westlake Automobile Receivables Trust		0.970%	10/16/17	22,577	22,568
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,530,891)					1,526,771
Corporate Bonds (22.7%)
Finance (9.0%)
	Banking (6.8%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	21,666
	American Express Co.	1.550%	5/22/18	62,130	61,664
	American Express Credit Corp.	2.375%	3/24/17	71,985	73,099
	American Express Credit Corp.	2.125%	7/27/18	49,605	49,885
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,107
	Bank of America Corp.	6.050%	5/16/16	70,000	72,138
	Bank of America Corp.	6.400%	8/28/17	23,000	24,976
	Bank of America Corp.	6.000%	9/1/17	69,725	75,184
	Bank of America Corp.	5.750%	12/1/17	30,000	32,423
	Bank of America Corp.	6.875%	4/25/18	40,000	44,729
	Bank of America Corp.	5.625%	7/1/20	4,550	5,100
	Bank of America Corp.	5.875%	1/5/21	40,000	45,502
	Bank of America Corp.	3.300%	1/11/23	24,005	23,627
	Bank of America Corp.	4.100%	7/24/23	6,735	6,948
	Bank of America Corp.	4.125%	1/22/24	26,100	26,961
	Bank of America Corp.	4.000%	1/22/25	32,900	32,033
	Bank of America Corp.	5.875%	2/7/42	9,965	11,669
	Bank of America Corp.	5.000%	1/21/44	39,433	41,632
	Bank of America Corp.	4.875%	4/1/44	7,110	7,403
	Bank of America NA	5.300%	3/15/17	68,000	71,480
	Bank of America NA	6.000%	10/15/36	30,000	35,706
	Bank of Montreal	2.500%	1/11/17	79,535	80,861
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	60,391
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,080
	Bank of Nova Scotia	2.050%	10/30/18	64,150	64,494
	Bank of Nova Scotia	2.800%	7/21/21	25,650	25,605
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	54,260	53,846
4	Barclays Bank plc	6.050%	12/4/17	47,500	51,370
	Barclays Bank plc	2.500%	2/20/19	31,800	32,119
	Barclays Bank plc	5.125%	1/8/20	18,095	20,136
	Barclays Bank plc	5.140%	10/14/20	11,905	12,993
	Barclays Bank plc	3.750%	5/15/24	32,000	32,083
	BB&T Corp.	3.200%	3/15/16	24,000	24,250
	BB&T Corp.	4.900%	6/30/17	8,045	8,494
	BB&T Corp.	5.250%	11/1/19	8,000	8,833
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	9,564
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	18,361
	BNP Paribas SA	2.400%	12/12/18	53,700	54,081
	BNP Paribas SA	3.250%	3/3/23	12,270	12,291
	BPCE SA	2.500%	12/10/18	18,325	18,553
	BPCE SA	2.500%	7/15/19	53,100	53,318
	BPCE SA	4.000%	4/15/24	38,745	39,668
4	BPCE SA	5.150%	7/21/24	35,885	36,460
	Capital One Bank USA NA	2.150%	11/21/18	45,055	44,661
	Capital One Financial Corp.	5.250%	2/21/17	3,580	3,769
	Capital One Financial Corp.	4.750%	7/15/21	18,835	20,143
	Capital One Financial Corp.	3.750%	4/24/24	55,460	53,883
	Capital One Financial Corp.	3.200%	2/5/25	33,400	31,009
	Citigroup Inc.	4.450%	1/10/17	35,670	37,060
	Citigroup Inc.	6.125%	11/21/17	64,960	70,758
	Citigroup Inc.	1.750%	5/1/18	25,000	24,740
	Citigroup Inc.	6.125%	5/15/18	9,500	10,484

Citigroup Inc.	2.500%	9/26/18	18,000	18,168
Citigroup Inc.	2.550%	4/8/19	55,000	55,260
Citigroup Inc.	8.500%	5/22/19	34,000	41,009
Citigroup Inc.	2.500%	7/29/19	37,530	37,430
Citigroup Inc.	2.400%	2/18/20	65,200	64,513
Citigroup Inc.	5.375%	8/9/20	7,930	8,814
Citigroup Inc.	4.500%	1/14/22	33,920	36,310
Citigroup Inc.	6.625%	6/15/32	45,000	54,014
Citigroup Inc.	8.125%	7/15/39	8,325	11,980
Citigroup Inc.	5.875%	1/30/42	1,290	1,495
Citigroup Inc.	4.950%	11/7/43	16,000	16,533
Citigroup Inc.	5.300%	5/6/44	23,950	24,946
Compass Bank	2.750%	9/29/19	15,105	14,897
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	55,610	55,973
4 Credit Agricole SA	2.500%	4/15/19	57,830	58,494
Credit Suisse	1.750%	1/29/18	32,250	32,164
Credit Suisse	2.300%	5/28/19	109,260	109,095
Credit Suisse	3.000%	10/29/21	18,325	18,251
Credit Suisse	3.625%	9/9/24	4,885	4,848
4 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	65,649
Deutsche Bank AG	2.500%	2/13/19	55,800	56,042
Fifth Third Bank	2.875%	10/1/21	10,345	10,272
Goldman Sachs Group Inc.	5.350%	1/15/16	30,000	30,474
Goldman Sachs Group Inc.	5.625%	1/15/17	19,820	20,842
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	47,953
Goldman Sachs Group Inc.	2.375%	1/22/18	22,200	22,417
Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	34,141
Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,669
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,635
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	62,951
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	46,119
Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,411
Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,140
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	56,930
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	52,082
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	42,008
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	30,941
4 HSBC Bank plc	4.750%	1/19/21	62,040	68,274
HSBC Holdings plc	4.000%	3/30/22	72,455	75,150
HSBC Holdings plc	6.500%	5/2/36	25,000	29,132
HSBC Holdings plc	6.100%	1/14/42	40,665	49,595
HSBC Holdings plc	5.250%	3/14/44	13,210	13,473
HSBC USA Inc.	1.625%	1/16/18	39,500	39,291
HSBC USA Inc.	2.625%	9/24/18	20,000	20,331
HSBC USA Inc.	2.350%	3/5/20	71,330	70,182
HSBC USA Inc.	3.500%	6/23/24	40,000	40,046
Huntington National Bank	2.200%	4/1/19	22,280	22,195
Huntington National Bank	2.400%	4/1/20	44,990	44,408
4 ING Bank NV	3.750%	3/7/17	23,000	23,765
4 ING Bank NV	1.800%	3/16/18	36,610	36,625
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	62,279
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,724
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	60,197
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	44,172
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	47,787
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,489
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	26,632

JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,674
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	29,411
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	110,044
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	20,152
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	17,391
4 Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,481
Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,608
Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,287
Morgan Stanley	5.450%	1/9/17	70,000	73,644
Morgan Stanley	1.875%	1/5/18	9,470	9,464
Morgan Stanley	2.125%	4/25/18	52,125	52,286
Morgan Stanley	2.500%	1/24/19	100,000	100,870
Morgan Stanley	5.625%	9/23/19	24,355	27,121
Morgan Stanley	5.750%	1/25/21	79,825	90,375
Morgan Stanley	3.875%	4/29/24	97,010	98,438
Morgan Stanley	3.700%	10/23/24	29,050	28,950
Morgan Stanley	4.000%	7/23/25	29,455	29,901
Morgan Stanley	6.250%	8/9/26	20,000	23,808
Morgan Stanley	4.300%	1/27/45	18,360	17,212
National City Corp.	6.875%	5/15/19	13,950	16,044
4 Nationwide Building Society	2.350%	1/21/20	28,075	28,042
Northern Trust Corp.	3.450%	11/4/20	9,000	9,402
PNC Bank NA	4.875%	9/21/17	50,000	53,052
PNC Bank NA	3.300%	10/30/24	18,195	17,947
PNC Bank NA	4.200%	11/1/25	16,650	17,314
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	41,915
Santander Bank NA	2.000%	1/12/18	25,901	25,780
Santander Holdings USA Inc.	2.650%	4/17/20	23,185	22,839
4 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	61,359
State Street Corp.	5.375%	4/30/17	76,315	81,285
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	41,020
Synchrony Financial	3.000%	8/15/19	10,990	11,005
Synchrony Financial	2.700%	2/3/20	15,605	15,316
UBS AG	5.875%	12/20/17	15,945	17,364
UBS AG	1.800%	3/26/18	34,055	33,950
UBS AG	4.875%	8/4/20	8,000	8,850
US Bancorp	3.700%	1/30/24	52,500	54,364
Wells Fargo & Co.	2.625%	12/15/16	23,275	23,727
Wells Fargo & Co.	5.625%	12/11/17	31,150	33,909
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,261
Wells Fargo & Co.	2.150%	1/30/20	58,180	57,450
Wells Fargo & Co.	3.000%	1/22/21	26,735	27,199
Wells Fargo & Co.	3.500%	3/8/22	64,245	65,886
Wells Fargo & Co.	3.450%	2/13/23	61,885	61,425
Wells Fargo & Co.	4.480%	1/16/24	46,156	48,069
Wells Fargo & Co.	5.606%	1/15/44	68,281	75,914
Wells Fargo & Co.	4.650%	11/4/44	10,315	10,035

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	13,003

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	78,930	86,640
General Electric Capital Corp.	5.300%	2/11/21	30,850	34,795
General Electric Capital Corp.	3.150%	9/7/22	119,030	119,893
General Electric Capital Corp.	3.100%	1/9/23	30,160	30,131
General Electric Capital Corp.	6.750%	3/15/32	13,920	18,210
General Electric Capital Corp.	6.150%	8/7/37	59,700	73,489

General Electric Capital Corp.	5.875%	1/14/38	66,921	80,723
General Electric Capital Corp.	6.875%	1/10/39	27,360	36,478

Insurance (1.5%)
ACE Capital Trust II	9.700%	4/1/30	20,000	29,550
ACE INA Holdings Inc.	5.800%	3/15/18	40,360	44,622
ACE INA Holdings Inc.	3.350%	5/15/24	22,345	21,874
Aetna Inc.	1.750%	5/15/17	2,636	2,648
2 Allstate Corp.	6.125%	5/15/67	30,000	30,562
2 Allstate Corp.	6.500%	5/15/67	20,000	22,250
Anthem Inc.	2.300%	7/15/18	15,110	15,125
Anthem Inc.	3.700%	8/15/21	10,000	10,186
Anthem Inc.	3.125%	5/15/22	53,740	51,875
Anthem Inc.	3.300%	1/15/23	42,468	41,342
Anthem Inc.	4.650%	8/15/44	10,695	10,026
Chubb Corp.	6.000%	5/11/37	50,000	60,596
Cigna Corp.	3.250%	4/15/25	52,030	49,120
CNA Financial Corp.	3.950%	5/15/24	5,410	5,365
4 Farmers Exchange Capital	7.050%	7/15/28	25,000	30,476
4 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,130
4 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,416
4 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	14,505
4 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	38,028
Loews Corp.	2.625%	5/15/23	7,120	6,719
4 MassMutual Global Funding II	2.100%	8/2/18	46,890	47,176
4 MassMutual Global Funding II	2.350%	4/9/19	28,000	28,210
MetLife Inc.	1.903%	12/15/17	9,010	9,072
MetLife Inc.	3.600%	4/10/24	35,035	35,100
MetLife Inc.	4.125%	8/13/42	5,565	5,148
MetLife Inc.	4.875%	11/13/43	20,820	21,840
4 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	50,066
4 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,725
4 Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	51,553
4 New York Life Global Funding	1.650%	5/15/17	44,000	44,253
4 New York Life Insurance Co.	5.875%	5/15/33	55,395	64,512
Prudential Financial Inc.	3.000%	5/12/16	6,000	6,078
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,829
Prudential Financial Inc.	4.500%	11/15/20	34,365	37,343
4 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	9,225
4 Teachers Insurance & Annuity Association of
America	4.900%	9/15/44	14,830	15,074
Torchmark Corp.	7.875%	5/15/23	45,000	56,236
Travelers Cos. Inc.	5.800%	5/15/18	32,500	35,988
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	10,278
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	28,973
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,765
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,666
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	15,555
UnitedHealth Group Inc.	4.625%	7/15/35	32,330	33,661
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	64,610
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	32,395

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,598
Duke Realty LP	6.500%	1/15/18	8,160	8,956
HCP Inc.	3.750%	2/1/16	7,950	8,038
Realty Income Corp.	6.750%	8/15/19	21,075	24,297
Realty Income Corp.	4.650%	8/1/23	25,010	26,164

4 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	14,730	14,693
4 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,307
				7,755,908
Industrial (11.8%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	15,467
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	40,730	41,225
CF Industries Inc.	5.375%	3/15/44	36,165	34,644
LyondellBasell Industries NV	4.625%	2/26/55	34,730	30,183
Monsanto Co.	4.700%	7/15/64	8,775	7,583
Rio Tinto Alcan Inc.	7.250%	3/15/31	5,293	6,429
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	41,190
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	11,700	11,862
Rio Tinto Finance USA plc	2.000%	3/22/17	8,095	8,124
Rio Tinto Finance USA plc	2.250%	12/14/18	38,500	38,442
Rio Tinto Finance USA plc	3.500%	3/22/22	12,385	12,374
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	3,750	4,297

Capital Goods (1.0%)
3M Co.	6.375%	2/15/28	24,990	32,206
Boeing Co.	8.625%	11/15/31	9,460	14,035
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,375
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	51,834
Caterpillar Inc.	3.900%	5/27/21	51,914	55,349
Caterpillar Inc.	2.600%	6/26/22	11,345	11,016
Caterpillar Inc.	3.400%	5/15/24	24,200	24,246
Caterpillar Inc.	3.803%	8/15/42	13,960	12,623
Caterpillar Inc.	4.300%	5/15/44	16,850	16,538
Deere & Co.	7.125%	3/3/31	17,500	23,302
General Dynamics Corp.	3.875%	7/15/21	14,925	15,981
General Electric Co.	5.250%	12/6/17	11,685	12,631
General Electric Co.	2.700%	10/9/22	29,000	28,348
General Electric Co.	4.125%	10/9/42	8,735	8,338
General Electric Co.	4.500%	3/11/44	43,750	44,214
Honeywell International Inc.	4.250%	3/1/21	40,681	44,957
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	53,953
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,377
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,425
Lockheed Martin Corp.	2.900%	3/1/25	10,450	9,863
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	18,162
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	94,448
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	30,800	30,438
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	33,493
United Technologies Corp.	3.100%	6/1/22	7,010	7,016
United Technologies Corp.	7.500%	9/15/29	19,230	26,544
United Technologies Corp.	6.050%	6/1/36	20,325	24,561
United Technologies Corp.	6.125%	7/15/38	45,000	54,252

Communication (2.1%)
21st Century Fox America Inc.	4.500%	2/15/21	14,500	15,370
21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,542
America Movil SAB de CV	3.125%	7/16/22	84,600	82,603
America Movil SAB de CV	4.375%	7/16/42	20,430	18,479
American Tower Corp.	3.450%	9/15/21	30,665	30,299
AT&T Inc.	1.600%	2/15/17	38,000	38,002

AT&T Inc.	1.400%	12/1/17	24,000	23,740
AT&T Inc.	5.600%	5/15/18	44,000	47,955
AT&T Inc.	2.300%	3/11/19	40,800	40,858
AT&T Inc.	4.450%	5/15/21	10,000	10,594
AT&T Inc.	6.450%	6/15/34	33,115	36,585
AT&T Inc.	4.500%	5/15/35	6,110	5,597
CBS Corp.	4.300%	2/15/21	27,830	29,126
Comcast Corp.	2.850%	1/15/23	9,760	9,553
Comcast Corp.	3.600%	3/1/24	22,230	22,664
Comcast Corp.	4.250%	1/15/33	42,890	42,296
Comcast Corp.	4.200%	8/15/34	23,435	22,795
Comcast Corp.	5.650%	6/15/35	4,725	5,388
Comcast Corp.	4.400%	8/15/35	26,835	26,820
Comcast Corp.	6.500%	11/15/35	4,720	5,867
Comcast Corp.	6.400%	5/15/38	4,320	5,328
Comcast Corp.	4.650%	7/15/42	47,970	48,826
Comcast Corp.	4.500%	1/15/43	22,000	21,780
Comcast Corp.	4.750%	3/1/44	22,875	23,624
Comcast Corp.	4.600%	8/15/45	32,640	32,936
4 Cox Communications Inc.	4.800%	2/1/35	30,000	26,742
4 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	15,939
4 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	27,506
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	18,320	18,096
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,120	11,027
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	5,000	5,246
Discovery Communications LLC	5.625%	8/15/19	10,635	11,718
Discovery Communications LLC	5.050%	6/1/20	8,365	9,072
Discovery Communications LLC	3.250%	4/1/23	5,440	5,069
Grupo Televisa SAB	6.625%	1/15/40	25,090	27,819
Grupo Televisa SAB	5.000%	5/13/45	6,100	5,592
4 GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,463
4 NBCUniversal Enterprise Inc.	1.662%	4/15/18	76,135	76,131
4 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	99,408
NBCUniversal Media LLC	4.375%	4/1/21	23,900	25,859
Orange SA	4.125%	9/14/21	60,990	64,630
Orange SA	9.000%	3/1/31	13,360	18,564
4 SBA Tower Trust	2.933%	12/15/17	33,310	34,061
4 Sky plc	2.625%	9/16/19	38,021	37,951
4 Sky plc	3.750%	9/16/24	45,046	43,582
Time Warner Cable Inc.	5.850%	5/1/17	34,980	37,106
Time Warner Cable Inc.	8.750%	2/14/19	1,120	1,322
Time Warner Cable Inc.	8.250%	4/1/19	14,433	16,868
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	24,252
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	24,448
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,855
Time Warner Inc.	4.875%	3/15/20	14,000	15,292
Time Warner Inc.	4.750%	3/29/21	8,000	8,612
Verizon Communications Inc.	4.500%	9/15/20	95,525	102,552
Verizon Communications Inc.	3.450%	3/15/21	19,600	20,029
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,566
Verizon Communications Inc.	6.400%	9/15/33	79,665	91,126
Verizon Communications Inc.	5.850%	9/15/35	49,525	53,153
Verizon Communications Inc.	6.900%	4/15/38	9,710	11,708
Verizon Communications Inc.	4.750%	11/1/41	11,880	10,985
Verizon Communications Inc.	6.550%	9/15/43	53,045	62,632

Verizon Communications Inc.	4.862%	8/21/46	78,107	73,220
Viacom Inc.	6.125%	10/5/17	7,500	8,095
Walt Disney Co.	4.125%	6/1/44	23,115	22,177

Consumer Cyclical (1.7%)
4 Alibaba Group Holding Ltd.	2.500%	11/28/19	15,485	15,192
Amazon.com Inc.	2.500%	11/29/22	34,760	32,886
Amazon.com Inc.	4.800%	12/5/34	19,395	19,432
Amazon.com Inc.	4.950%	12/5/44	25,020	25,041
4 American Honda Finance Corp.	1.500%	9/11/17	18,760	18,780
4 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,813
American Honda Finance Corp.	2.125%	10/10/18	45,655	45,903
AutoZone Inc.	3.700%	4/15/22	46,136	46,991
AutoZone Inc.	3.125%	7/15/23	33,000	32,211
CVS Health Corp.	5.750%	6/1/17	7,891	8,463
CVS Health Corp.	2.750%	12/1/22	50,000	48,477
CVS Health Corp.	4.875%	7/20/35	43,800	45,274
CVS Health Corp.	5.125%	7/20/45	51,085	54,258
4 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,246
4 Daimler Finance North America LLC	2.250%	7/31/19	69,485	69,165
Daimler Finance North America LLC	8.500%	1/18/31	33,000	47,980
eBay Inc.	1.350%	7/15/17	12,580	12,400
Ford Motor Credit Co. LLC	2.375%	3/12/19	70,000	69,119
Ford Motor Credit Co. LLC	3.157%	8/4/20	37,845	37,853
Home Depot Inc.	2.250%	9/10/18	39,555	40,341
Home Depot Inc.	2.700%	4/1/23	31,170	30,324
Home Depot Inc.	4.400%	3/15/45	28,655	28,824
4 Hyundai Capital America	1.625%	10/2/15	14,955	14,963
Johnson Controls Inc.	7.125%	7/15/17	36,300	39,877
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,368
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	49,702
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	22,731
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	33,151
McDonald's Corp.	2.625%	1/15/22	7,805	7,577
McDonald's Corp.	3.250%	6/10/24	5,460	5,400
4 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	45,200
4 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,338
4 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,430
PACCAR Financial Corp.	1.600%	3/15/17	39,311	39,653
Target Corp.	2.900%	1/15/22	12,300	12,375
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	47,416
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,866
4 Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,940
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	27,001
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	31,647
Wal-Mart Stores Inc.	2.550%	4/11/23	64,060	61,543
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	134,747
Wal-Mart Stores Inc.	4.300%	4/22/44	4,850	4,886

Consumer Noncyclical (3.8%)
AbbVie Inc.	1.750%	11/6/17	31,160	31,129
AbbVie Inc.	2.000%	11/6/18	37,390	37,271
AbbVie Inc.	3.200%	11/6/22	8,320	8,202
Actavis Funding SCS	3.000%	3/12/20	18,480	18,289
Actavis Funding SCS	3.450%	3/15/22	42,505	41,209
Actavis Funding SCS	3.800%	3/15/25	14,950	14,279
Actavis Funding SCS	4.850%	6/15/44	36,000	32,798
Altria Group Inc.	4.750%	5/5/21	23,376	25,206

	Altria Group Inc.	2.850%	8/9/22	18,810	18,058
	Altria Group Inc.	4.500%	5/2/43	16,890	15,669
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,646
	Amgen Inc.	3.875%	11/15/21	33,315	34,631
	Amgen Inc.	5.150%	11/15/41	39,475	40,076
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	13,000	14,269
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	23,497
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	14,365
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	27,300	29,664
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	141,996	136,552
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,720	4,135
2	Ascension Health	4.847%	11/15/53	44,750	47,970
	AstraZeneca plc	1.950%	9/18/19	12,065	11,987
	AstraZeneca plc	6.450%	9/15/37	23,385	29,885
[2,4,5]Avery 2014 A 144A		1.815%	4/25/26	46,220	46,289
4	BAT International Finance plc	2.750%	6/15/20	21,250	21,519
4	BAT International Finance plc	3.250%	6/7/22	58,280	58,439
4	BAT International Finance plc	3.500%	6/15/22	8,980	9,136
4	Baxalta Inc.	5.250%	6/23/45	15,200	15,189
4	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,546
4	Bayer US Finance LLC	3.000%	10/8/21	46,850	47,078
4	Bayer US Finance LLC	3.375%	10/8/24	11,700	11,574
	Bristol-Myers Squibb Co.	3.250%	11/1/23	40,790	41,509
	Cardinal Health Inc.	1.700%	3/15/18	2,585	2,568
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,330
	Cardinal Health Inc.	3.200%	3/15/23	13,035	12,698
	Cardinal Health Inc.	3.500%	11/15/24	24,705	24,144
	Cardinal Health Inc.	4.500%	11/15/44	28,805	26,670
4	Cargill Inc.	6.000%	11/27/17	25,000	27,290
4	Cargill Inc.	4.307%	5/14/21	60,532	66,023
4	Cargill Inc.	6.875%	5/1/28	19,355	24,608
4	Cargill Inc.	6.125%	4/19/34	28,980	35,397
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,135
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,903
2	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	17,905	16,352
	Celgene Corp.	2.250%	5/15/19	6,565	6,584
	Celgene Corp.	3.550%	8/15/22	18,400	18,395
	Coca-Cola Co.	3.300%	9/1/21	10,075	10,471
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,309
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,310
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	30,936	31,241
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	35,771
	Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	17,464
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,442
	ConAgra Foods Inc.	1.900%	1/25/18	7,205	7,154
	Diageo Capital plc	2.625%	4/29/23	48,310	46,010
	Diageo Investment Corp.	2.875%	5/11/22	26,991	26,475
	Dignity Health California GO	2.637%	11/1/19	5,595	5,692
	Dignity Health California GO	3.812%	11/1/24	11,415	11,888
	Eli Lilly & Co.	3.700%	3/1/45	24,450	22,378
4	EMD Finance LLC	2.950%	3/19/22	23,660	23,173
4	EMD Finance LLC	3.250%	3/19/25	47,000	44,858
	Express Scripts Holding Co.	2.650%	2/15/17	43,711	44,287
	Express Scripts Holding Co.	2.250%	6/15/19	23,100	22,853
	Express Scripts Holding Co.	4.750%	11/15/21	23,400	25,006
	Express Scripts Holding Co.	3.500%	6/15/24	14,840	14,268
4	Forest Laboratories Inc.	4.875%	2/15/21	9,000	9,630
5	General Mills Inc.	6.390%	2/5/23	50,000	57,497

Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,301
Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,238
Gilead Sciences Inc.	4.500%	2/1/45	27,480	26,847
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	30,948
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	50,632
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	28,523
4 Grupo Bimbo SAB de CV	3.875%	6/27/24	19,505	19,013
4 Heineken NV	1.400%	10/1/17	8,150	8,119
4 Heineken NV	2.750%	4/1/23	25,450	24,362
4 Heineken NV	4.000%	10/1/42	1,390	1,256
4 Imperial Tobacco Finance plc	3.750%	7/21/22	20,495	20,317
4 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,235
Johnson & Johnson	5.150%	7/15/18	14,800	16,339
Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	21,135
Kaiser Foundation Hospitals	4.875%	4/1/42	13,205	14,130
Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,503
4 Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	9,208
4 Kraft Heinz Foods Co.	5.200%	7/15/45	9,955	10,350
Kroger Co.	3.300%	1/15/21	16,485	16,705
Kroger Co.	3.850%	8/1/23	10,770	10,943
Kroger Co.	4.000%	2/1/24	22,290	22,957
McKesson Corp.	3.250%	3/1/16	6,650	6,723
McKesson Corp.	2.700%	12/15/22	7,710	7,352
McKesson Corp.	2.850%	3/15/23	7,620	7,263
McKesson Corp.	3.796%	3/15/24	18,350	18,593
Medtronic Inc.	1.375%	4/1/18	13,520	13,432
4 Medtronic Inc.	2.500%	3/15/20	34,350	34,426
4 Medtronic Inc.	3.150%	3/15/22	57,630	57,547
Medtronic Inc.	3.625%	3/15/24	10,350	10,464
4 Medtronic Inc.	3.500%	3/15/25	76,150	75,574
4 Medtronic Inc.	4.375%	3/15/35	10,565	10,443
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	15,150	14,141
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	11,055	10,101
Merck & Co. Inc.	2.350%	2/10/22	30,760	30,013
Merck & Co. Inc.	2.800%	5/18/23	54,775	53,749
Merck & Co. Inc.	2.750%	2/10/25	47,090	45,025
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,245
Merck & Co. Inc.	4.150%	5/18/43	22,090	21,611
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,716
Molson Coors Brewing Co.	5.000%	5/1/42	14,965	14,237
New York & Presbyterian Hospital	4.024%	8/1/45	28,410	26,489
Novartis Capital Corp.	3.400%	5/6/24	57,360	58,376
Novartis Capital Corp.	4.400%	5/6/44	8,325	8,766
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	2,041
PepsiCo Inc.	2.750%	3/1/23	29,800	29,177
PepsiCo Inc.	4.000%	3/5/42	51,391	47,556
Pfizer Inc.	3.000%	6/15/23	47,025	46,430
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,980
Philip Morris International Inc.	4.125%	5/17/21	43,025	46,227
Philip Morris International Inc.	2.500%	8/22/22	21,645	20,818
Philip Morris International Inc.	2.625%	3/6/23	46,850	44,869
2 Procter & Gamble - Esop	9.360%	1/1/21	32,679	39,408
4 Roche Holdings Inc.	6.000%	3/1/19	6,326	7,147
4 Roche Holdings Inc.	2.875%	9/29/21	33,000	33,288
4 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,557
4 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,459

4 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,283
Sanofi	4.000%	3/29/21	44,090	47,041
The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,707
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	11,508
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	20,455
Unilever Capital Corp.	4.250%	2/10/21	95,235	104,304
Wyeth LLC	5.950%	4/1/37	25,000	29,532
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	36,665

Energy (1.5%)
4 BG Energy Capital plc	4.000%	10/15/21	5,000	5,236
BP Capital Markets plc	1.846%	5/5/17	25,000	25,193
BP Capital Markets plc	4.750%	3/10/19	27,215	29,647
BP Capital Markets plc	2.315%	2/13/20	5,855	5,846
BP Capital Markets plc	4.500%	10/1/20	16,000	17,427
BP Capital Markets plc	3.062%	3/17/22	43,130	42,801
BP Capital Markets plc	3.245%	5/6/22	35,000	34,751
BP Capital Markets plc	2.500%	11/6/22	22,000	20,796
BP Capital Markets plc	3.994%	9/26/23	16,185	16,600
BP Capital Markets plc	3.814%	2/10/24	24,500	24,569
BP Capital Markets plc	3.506%	3/17/25	50,285	49,330
Chevron Corp.	3.191%	6/24/23	49,470	49,525
ConocoPhillips	5.200%	5/15/18	80,000	87,126
ConocoPhillips Co.	2.875%	11/15/21	14,665	14,519
ConocoPhillips Co.	3.350%	11/15/24	10,520	10,183
ConocoPhillips Co.	4.300%	11/15/44	60,450	56,047
Devon Energy Corp.	5.000%	6/15/45	21,975	20,852
Dominion Gas Holdings LLC	3.550%	11/1/23	21,445	21,332
Encana Corp.	6.500%	5/15/19	29,970	33,933
EOG Resources Inc.	5.625%	6/1/19	23,100	25,903
EOG Resources Inc.	2.625%	3/15/23	14,438	13,714
Halliburton Co.	3.500%	8/1/23	78,795	77,645
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	41,748
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,160
Phillips 66	4.875%	11/15/44	10,800	10,269
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	60,000	57,314
4 Schlumberger Investment SA	2.400%	8/1/22	23,925	22,517
Schlumberger Investment SA	3.650%	12/1/23	44,520	45,331
Shell International Finance BV	4.375%	3/25/20	28,875	31,563
Shell International Finance BV	2.250%	1/6/23	25,590	24,132
Shell International Finance BV	4.125%	5/11/35	46,100	44,157
Shell International Finance BV	4.375%	5/11/45	66,790	66,270
Suncor Energy Inc.	3.600%	12/1/24	24,135	23,734
Suncor Energy Inc.	5.950%	12/1/34	20,700	22,529
Total Capital International SA	1.550%	6/28/17	44,415	44,594
Total Capital International SA	2.700%	1/25/23	36,510	34,864
Total Capital International SA	3.750%	4/10/24	41,500	42,188
Total Capital SA	2.125%	8/10/18	42,000	42,454
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	49,734

Other Industrial (0.1%)
4 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,300
4 Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	29,800	29,137
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	26,318

Technology (0.7%)
Apple Inc.	2.850%	5/6/21	44,000	44,627

Apple Inc.	3.450%	5/6/24	39,950	40,535
Apple Inc.	3.850%	5/4/43	17,000	15,450
Apple Inc.	4.450%	5/6/44	5,075	4,991
Cisco Systems Inc.	4.450%	1/15/20	24,095	26,353
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,576
EMC Corp.	1.875%	6/1/18	32,495	32,383
EMC Corp.	2.650%	6/1/20	12,500	12,424
EMC Corp.	3.375%	6/1/23	20,000	19,520
International Business Machines Corp.	8.375%	11/1/19	25,000	31,289
International Business Machines Corp.	3.375%	8/1/23	70,925	70,780
International Business Machines Corp.	3.625%	2/12/24	60,000	60,743
International Business Machines Corp.	5.875%	11/29/32	25,000	29,709
Microsoft Corp.	2.375%	2/12/22	24,670	24,278
Microsoft Corp.	3.625%	12/15/23	16,000	16,628
Microsoft Corp.	2.700%	2/12/25	29,470	28,314
Microsoft Corp.	3.500%	2/12/35	23,520	21,659
Oracle Corp.	2.500%	5/15/22	46,930	45,585
Oracle Corp.	2.950%	5/15/25	32,360	31,075
Oracle Corp.	6.125%	7/8/39	18,000	21,554

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,500
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	20,729
Burlington Northern Santa Fe LLC	3.850%	9/1/23	61,970	63,408
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	25,440	28,079
4 ERAC USA Finance LLC	5.900%	11/15/15	19,500	19,698
4 ERAC USA Finance LLC	2.750%	3/15/17	6,795	6,926
4 ERAC USA Finance LLC	2.350%	10/15/19	27,135	26,943
4 ERAC USA Finance LLC	4.500%	8/16/21	9,295	10,022
4 ERAC USA Finance LLC	3.300%	10/15/22	2,115	2,092
4 ERAC USA Finance LLC	7.000%	10/15/37	26,175	31,488
4 ERAC USA Finance LLC	5.625%	3/15/42	10,000	10,587
4 ERAC USA Finance LLC	4.500%	2/15/45	6,820	6,138
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	24,481	27,877
FedEx Corp.	2.625%	8/1/22	5,385	5,225
FedEx Corp.	2.700%	4/15/23	23,430	22,452
FedEx Corp.	3.200%	2/1/25	15,390	14,695
FedEx Corp.	4.900%	1/15/34	10,610	10,982
FedEx Corp.	3.875%	8/1/42	5,095	4,412
FedEx Corp.	4.100%	4/15/43	20,500	18,276
FedEx Corp.	5.100%	1/15/44	18,015	18,524
Kansas City Southern Railway Co.	4.950%	8/15/45	39,060	39,521
Southwest Airlines Co.	5.750%	12/15/16	32,500	34,328
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	16,872	19,024
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,555
United Parcel Service Inc.	4.875%	11/15/40	14,815	16,228
				10,122,838
Utilities (1.9%)
Electric (1.8%)
Alabama Power Co.	5.550%	2/1/17	17,650	18,617
Alabama Power Co.	5.700%	2/15/33	15,000	17,510
Alabama Power Co.	3.750%	3/1/45	24,430	21,188
Ameren Illinois Co.	6.125%	12/15/28	54,000	63,743
Berkshire Hathaway Energy Co.	6.125%	4/1/36	25,000	29,540

Commonwealth Edison Co.	5.950%	8/15/16	23,120	24,193
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	15,138
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	21,914
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	26,793
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	13,095
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	51,625	50,352
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,074
Dominion Resources Inc.	5.200%	8/15/19	19,250	21,195
Dominion Resources Inc.	3.625%	12/1/24	29,400	29,036
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,770
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	19,823
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	53,268
Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,298
Duke Energy Florida LLC	6.400%	6/15/38	27,055	34,861
Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,017
Duke Energy Progress LLC	4.200%	8/15/45	32,825	32,687
Eversource Energy	4.500%	11/15/19	3,535	3,802
Eversource Energy	3.150%	1/15/25	5,025	4,880
Florida Power & Light Co.	5.650%	2/1/35	50,000	58,631
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,022
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,006
Florida Power & Light Co.	5.950%	2/1/38	39,215	48,891
Georgia Power Co.	5.400%	6/1/18	38,660	42,289
Georgia Power Co.	4.300%	3/15/42	23,145	20,797
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	24,156
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	65,406
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	40,345	38,873
Northern States Power Co.	6.250%	6/1/36	50,000	64,064
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,139
Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	18,595
Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	12,531
Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	12,288
PacifiCorp	2.950%	6/1/23	29,675	29,361
PacifiCorp	5.900%	8/15/34	12,500	14,512
PacifiCorp	6.250%	10/15/37	36,635	45,948
Peco Energy Co.	5.350%	3/1/18	20,545	22,451
Potomac Electric Power Co.	6.500%	11/15/37	25,000	32,070
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	27,404
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,431
Sierra Pacific Power Co.	3.375%	8/15/23	34,040	34,516
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,418
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	40,235
South Carolina Electric & Gas Co.	5.100%	6/1/65	23,540	23,994
Southern California Edison Co.	2.400%	2/1/22	4,295	4,194
Southern California Edison Co.	6.000%	1/15/34	7,695	9,395
Southern California Edison Co.	5.550%	1/15/37	50,475	58,890
Southern California Edison Co.	5.950%	2/1/38	40,000	49,338
Southern California Edison Co.	3.600%	2/1/45	3,560	3,177
Southern Co.	2.450%	9/1/18	9,395	9,464
Virginia Electric & Power Co.	2.750%	3/15/23	34,540	33,928
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	21,025
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	54,941

Natural Gas (0.0%)
AGL Capital Corp.	6.375%	7/15/16	25,815	26,906

	NiSource Finance Corp.	4.800%	2/15/44	10,370	10,379

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	39,248
					1,594,707
Total Corporate Bonds (Cost $18,751,053)					19,473,453
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
4	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	41,140	43,099
4	CDP Financial Inc.	4.400%	11/25/19	40,000	43,706
4	Electricite de France SA	4.600%	1/27/20	50,000	54,812
4	Electricite de France SA	4.875%	1/22/44	1,775	1,856
[2,4] Electricite de France SA		5.250%	1/29/49	22,485	22,710
[2,4] Electricite de France SA		5.625%	12/29/49	45,000	45,630
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	49,345
	Korea Development Bank	2.875%	8/22/18	37,605	38,486
	Korea Development Bank	2.500%	3/11/20	78,800	79,311
	Province of Ontario	4.000%	10/7/19	56,415	61,390
	Province of Ontario	4.400%	4/14/20	50,000	55,618
	Quebec	5.125%	11/14/16	35,000	36,793
4	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	62,500	61,237
4	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	62,500	59,721
4	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	52,106
	Statoil ASA	2.250%	11/8/19	22,515	22,535
	Statoil ASA	2.900%	11/8/20	57,210	58,141
	Statoil ASA	2.750%	11/10/21	32,860	32,633
	Statoil ASA	2.450%	1/17/23	15,017	14,202
	Statoil ASA	2.650%	1/15/24	14,000	13,236
	Statoil ASA	3.700%	3/1/24	25,320	25,812
	Statoil ASA	3.250%	11/10/24	29,975	29,310
4	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	44,070
	United Mexican States	3.500%	1/21/21	13,956	14,118
	United Mexican States	3.600%	1/30/25	24,005	23,508
Total Sovereign Bonds (Cost $950,580)					983,385
Taxable Municipal Bonds (1.8%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	7,790	8,825
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	52,458
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	24,435	33,214
	California GO	5.700%	11/1/21	16,840	19,808
	California GO	7.550%	4/1/39	43,215	62,573
	California GO	7.300%	10/1/39	11,800	16,349
	California GO	7.625%	3/1/40	3,510	5,072
	California GO	7.600%	11/1/40	34,800	51,293
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	8,545	9,880
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	25,680	28,233
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	8,970	10,968
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	13,675	15,250
	Chicago Transit Authority	6.899%	12/1/40	26,325	29,358

Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	38,718
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	36,445	42,784
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	47,295
Houston TX GO	6.290%	3/1/32	24,190	29,229
Illinois GO	5.100%	6/1/33	52,895	49,079
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	35,874
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	18,925	17,902
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	55,646
Los Angeles CA Community College District
GO	6.750%	8/1/49	13,625	18,782
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	15,645	19,182
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	66,005
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	19,000	23,906
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	26,267
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	26,398
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	48,633
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,354
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,235
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	16,995	21,446
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	5,212
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	15,608
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	20,034
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	81,645
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	32,390
Oregon GO	5.902%	8/1/38	19,510	23,682
6 Oregon School Boards Association GO	5.528%	6/30/28	50,000	56,643
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	15,416
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	12,805
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	51,987
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	50,675	52,322
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	15,068
Stanford University	6.875%	2/1/24	34,745	44,052
Stanford University	7.650%	6/15/26	29,000	40,128
University of California	3.931%	5/15/45	22,370	21,178
University of California Regents General
Revenue	4.601%	5/15/31	21,975	23,471

	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	18,070	22,561
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	30,495	38,111
	University of California Revenue	5.770%	5/15/43	24,325	29,411
	University of California Revenue	4.765%	5/15/44	5,980	6,256
Total Taxable Municipal Bonds (Cost $1,354,572)					1,525,996
Temporary Cash Investments (0.6%)
Repurchase Agreements (0.1%)
	Bank of America Securities, LLC
	(Dated 8/31/15, Repurchase Value
	$26,600,000, collateralized by Federal
	Home Loan Bank, 0.000%, 6/9/16, with a
	value of $27,132,000)	0.130%	9/1/15	26,600	26,600
	Citigroup Global Markets Inc.
	(Dated 8/31/15, Repurchase Value
	$2,100,000, collateralized by U.S. Treasury
	Note/Bond, 0.625%-2.625%, 4/30/16-
	4/30/18, with a value of $2,142,000)	0.120%	9/1/15	2,100	2,100
	HSBC Bank USA
	(Dated 8/31/15, Repurchase Value
	$27,100,000, collateralized by Federal
	National Mortgage Assn., 3.000%-6.000%,
	9/1/28-12/1/38, with a value of
	$27,646,000)	0.120%	9/1/15	27,100	27,100
	RBC Capital Markets LLC
	(Dated 8/31/15, Repurchase Value
	$500,000, collateralized by Federal Home
	Loan Mortgage Assn. 2.153%-4.500%,
	9/1/42-9/1/44, Federal National Mortgage
	Assn., 2.298%-4.500%, 2/1/26-6/1/45,
	Government National Mortgage Assn.,
	2.583%-4.500%, 10/20/43-5/20/65, with a
	value of $510,000)	0.120%	9/1/15	500	500
	RBS Securities, Inc.
	(Dated 8/31/15, Repurchase Value
	$21,300,000, collateralized by U.S.
	Treasury Note/Bond, 1.500%, 8/31/18, with
	a value of $21,729,000)	0.120%	9/1/15	21,300	21,300
	TD Securities (USA) LLC
	(Dated 8/31/15, Repurchase Value
	$11,000,000, collateralized by U.S.
	Treasury Note/Bond, 2.000%, 11/30/20,
	with a value of $11,220,000)	0.130%	9/1/15	11,000	11,000
					88,600
U.S. Government and Agency Obligations (0.5%)
7	Federal Home Loan Bank Discount Notes	0.070%	9/2/15	25,000	25,000
7	Federal Home Loan Bank Discount Notes	0.086%	9/9/15	240,000	239,995
7	Federal Home Loan Bank Discount Notes	0.075%	9/17/15	100,000	99,995
7	Federal Home Loan Bank Discount Notes	0.085%	10/7/15	101,500	101,486
					466,476
Total Temporary Cash Investments (Cost $555,084)					555,076
Total Investments (99.5%) (Cost $69,742,860)					85,481,369
Other Assets and Liabilities-Net (0.5%)[8]					435,622
Net Assets (100%)					85,916,991

*	Non-income-producing security.

1	Securities with a value of $718,000 have been segregated as collateral for open over-the-counter swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $4,263,006,000, representing 5.0% of net assets.
5	Adjustable-rate security.
6	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8	Cash of $20,947,000 has been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments

Wellington Fund

in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At August 31, 2015, counterparties had deposited in segregated accounts cash with a value of $830,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Wellington Fund

U.S. Government and Agency Obligations	—	6,402,871	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,526,771	—
Corporate Bonds	—	19,473,453	—
Sovereign Bonds	—	983,385	—
Taxable Municipal Bonds	—	1,525,996	—
Common Stocks	52,029,092	2,984,725	—
Temporary Cash Investments	—	555,076	—
Futures Contracts—Assets[1]	2,505	—	—
Futures Contracts—Liabilities[1]	(175)	—	—
Swap Contracts—Liabilities	—	(128)	—
Total	52,031,422	33,452,149	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2015	(11,138)	(1,415,222)	3,113
5-Year U.S. Treasury Note	December 2015	(4,206)	(502,354)	842
2-Year U.S. Treasury Note	December 2015	1,600	349,550	(541)
Ultra Long U.S. Treasury Bond	December 2015	(696)	(110,251)	(34)
				3,380

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either

Wellington Fund

unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Wellington Fund

At period ended August 31, 2015, the fund had the following open credit default swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection
Purchased
General Mills Inc.	3/20/18	DBAG	25,000	460	(1.000)	(128)

1 DBAG-Deutsche Bank AG.

I. At August 31, 2015, the cost of investment securities for tax purposes was $69,742,860,000. Net unrealized appreciation of investment securities for tax purposes was $15,738,509,000, consisting of unrealized gains of $17,572,117,000 on securities that had risen in value since their purchase and $1,833,608,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

VANGUARD WELLINGTON FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.